Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net revenues by geographical region of shipment(1)
EMEA	2,557	1,966	2,265
Americas	1,525	1,165	1,351
Asia Pacific	8,679	7,088	5,940
Total net revenues	12,761	10,219	9,556
Net revenues by nature
Revenues from sale of products	12,560	10,049	9,381
Revenues from sale of services	169	132	148
Other revenues	32	38	27
Total net revenues	12,761	10,219	9,556
Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	8,486	7,411	6,720
Distribution	4,275	2,808	2,836
Total net revenues	12,761	10,219	9,556

(1)

Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand.  For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues.

(2)

Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.